Major Customers and Suppliers (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Major Customers and Suppliers [Line Items]
Total revenue	60.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Revenue Benchmark [Member]
Major Customers and Suppliers [Line Items]
Total revenue		31.00%
Customer Concentration Risk [Member] | Customer Three [Member] | Revenue Benchmark [Member]
Major Customers and Suppliers [Line Items]
Total revenue			26.00%
Customer Concentration Risk [Member] | Customer F [Member] | Accounts Receivable [Member]
Major Customers and Suppliers [Line Items]
Total revenue	96.00%
Customer Concentration Risk [Member] | Customer C [Member] | Accounts Receivable [Member]
Major Customers and Suppliers [Line Items]
Total revenue		76.00%
Supplier Concentration Risk [Member] | Supplier One [Member] | Cost of Goods and Service Benchmark [Member]
Major Customers and Suppliers [Line Items]
Total revenue	50.00%
Supplier Concentration Risk [Member] | Supplier Two [Member] | Cost of Goods and Service Benchmark [Member]
Major Customers and Suppliers [Line Items]
Total revenue		41.00%
Supplier Concentration Risk [Member] | Supplier Three [Member] | Cost of Goods and Service Benchmark [Member]
Major Customers and Suppliers [Line Items]
Total revenue			61.00%